LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related party [Member]	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
2022	$ 150,739	¥ 958,916
2023	160,294	1,019,695
2024	175,156	1,114,243
2025	191,397	1,217,558
2026	209,144	1,330,452
Thereafter	208,708	1,327,677
Total	$ 1,095,438	¥ 6,968,541	¥ 7,406,617